Operating Segment Information and Concentrations of Risk - Summary of Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Net sales	$ 2,506.6	$ 2,054.5	$ 1,921.6
Total operating income	351.6	229.2	393.2
Net interest expense	(50.1)	(29.5)	(27.5)
Loss on early debt extinguishment	(1.0)	(26.1)	0.0
Other income	0.1	0.7	1.3
Income before income taxes	300.6	174.3	367.0
Total Identifiable Assets	4,032.6	2,351.0
Operating Segments
Segment Reporting Information [Line Items]
Total operating income	432.4	453.9	406.8
Total Identifiable Assets	2,345.7	1,459.9
General Corporate
Segment Reporting Information [Line Items]
Total operating income	(80.8)	(224.7)	(13.6)
Total Identifiable Assets	1,686.9	891.1
North America Fiber Cement
Segment Reporting Information [Line Items]
Net sales	1,676.9	1,578.1	1,493.4
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	382.5	381.9	343.9
Total Identifiable Assets	1,280.2	1,070.7
International Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	328.8	328.8
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Net sales	446.8	425.4	370.6
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	99.8	108.1	93.8
Europe Building Products
Segment Reporting Information [Line Items]
Net sales	368.3	36.3	41.2
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	10.0	0.3	1.3
Total Identifiable Assets	717.7	22.8
Other Businesses
Segment Reporting Information [Line Items]
Net sales	14.6	14.7	16.4
Other Businesses | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	(30.9)	(8.6)	(6.7)
Total Identifiable Assets	10.9	30.1
Research and Development | Operating Segments
Segment Reporting Information [Line Items]
Total operating income	(29.0)	(27.8)	$ (25.5)
Total Identifiable Assets	$ 8.1	$ 7.5